J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016

to the Summary Prospectuses and

Prospectuses dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Equity Income Fund (the “Fund”) until his retirement date. Effective immediately, Georgina Perceval Maxwell is being added as a portfolio manager to the portfolio management team for this Fund.

Therefore, effective immediately, the portfolio manager information for this Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James Davidson	2014	Managing Director
Gerd Woort-Menker	2011	Managing Director
Georgina Perceval Maxwell	2016	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — the Portfolio

Managers — International Equity Income Fund” is hereby deleted in its entirety and replaced by the following:

International Equity Income Fund

The portfolio management team is led by James Davidson and Gerd Woort-Menker. Mr. Davidson is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 2013. Prior to joining the firm, Mr. Davidson was a Managing Director at Bank of America Merrill Lynch from 2007 to 2013. Mr. Woort-Menker is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, he was head of the International Research Group in London. Ms. Georgina Perceval Maxwell began participating in the management of the Fund in May 2016. Ms. Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-IEINC-516

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016 to the Statement of

Additional Information dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Equity Income Fund (the “Fund”) until his retirement date. Effective immediately, Georgina Perceval Maxwell is being added as a portfolio manager to the portfolio management team for this Fund.

Therefore, effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Income Fund
James Davidson	2	$1,859,090	8	$6,078,382	0	$0
Gerd Woort-Menker	11	7,154,204	9	6,310,861	3	502,521
Georgina Perceval Maxwell*	11	5,581,693	4	1,411,684	6	1,774,764

*	As of March 31, 2016.

SUP-SAI-IEINC-516

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Income Fund
James Davidson	0	$0	0	$0	0	$0
Gerd Woort-Menker	0	0	0	0	0	0
Georgina Perceval Maxwell*	0	0	0	0	0	0

*	As of March 31, 2016.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Income Fund
James Davidson	X
Gerd Woort-Menker					X
Georgina Perceval Maxwell*	X

*	As of March 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

J.P. MORGAN SMA FUNDS

JPMorgan International Value SMA Fund

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016

to the Summary Prospectuses and

Prospectuses dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Value SMA Fund (the “Fund”) until his retirement date. Effective immediately, Demetris Georghiou and Georgina Perceval Maxwell are being added as portfolio managers to the portfolio management team for this Fund.

Therefore, effective immediately, the portfolio manager information for this Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2002	Managing Director
Demetris Georghiou	2016	Executive Director
Georgina Perceval Maxwell	2016	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

International Value SMA Fund

The portfolio management team is lead by Gerd Woort-Menker, Managing Director of JPMIM, and Demetris Georghiou, Executive Director of JPMIM. Mr. Woort-Menker joined the team in 2002 and has been at JPMorgan Chase or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, Mr. Woort-Menker was head of the International Research Group in London. Mr. Georghiou has been a portfolio manager on the Global Research Enhanced Index team since 2009 and Europe Research Driven Process team since 2012, an employee since 2007 and a portfolio manager of the Fund since May 2016. Ms. Georgina Perceval Maxwell began participating in the management of the Fund in May 2016. Ms. Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-SMA-516

J.P. MORGAN SMA FUNDS

JPMorgan International Value SMA Fund

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016 to the Statement of

Additional Information dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Value SMA Fund (the “Fund”) until his retirement date. Effective immediately, Demetris Georghiou and Georgina Perceval Maxwell are being added as portfolio managers to the portfolio management team for this Fund

Therefore, effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Value SMA Fund
Gerd Woort-Menker	11	$7,158,496	9	$6,310,861	3	$502,521
Demetris Georghiou*	3	1,470,067	5	293,496	1	261,794
Georgina Perceval Maxwell*	11	5,581,693	4	1,411,684	6	1,774,764

*	As of March 31, 2016.

SUP-SAI-SMA-516

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Value SMA Fund
Gerd Woort-Menker	0	$0	0	$0	0	$0
Demetris Georghiou*	0	0	0	0	0	0
Georgina Perceval Maxwell*	0	0	0	0	0	0

*	As of March 31, 2016.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Value SMA Fund
Gerd Woort-Menker	X
Demetris Georghiou*	X
Georgina Perceval Maxwell*	X

*	As of March 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Value Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016

to the Summary Prospectuses and

Prospectuses dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Value Fund (the “Fund) until his retirement date. Effective immediately, Demetris Georghiou and Georgina Perceval Maxwell are being added as portfolio managers to the portfolio management team for this Fund.

Therefore, effective immediately, the portfolio manager information for this Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2002	Managing Director
Demetris Georghiou	2016	Executive Director
Georgina Perceval Maxwell	2016	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers – International Value Fund” is hereby deleted in its entirety and replaced by the following:

International Value Fund

Gerd Woort-Menker, Managing Director of JPMIM, and Demetris Georghiou, Executive Director of JPMIM are the lead portfolio managers responsible for the day-to-day management of the Fund. Mr. Woort-Menker joined the team in 2002 and has been at JPMorgan Chase or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, Mr. Woort-Menker was head of the International Research Group in London. Mr. Georghiou has been a portfolio manager on the Global Research Enhanced Index team since 2009 and Europe Research Driven Process team since 2012, an employee since 2007 and a portfolio manager of the Fund since May 2016. Ms. Georgina Perceval Maxwell began participating in the management of the Fund in May 2016. Ms. Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-IV-516

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Value Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 31, 2016 to the Statement of

Additional Information dated March 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Gerd Woort-Menker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective during the 2nd quarter of 2017. Mr. Woort-Menker will continue to serve on the portfolio management team for the JPMorgan International Value Fund (the “Fund”) until his retirement date. Effective immediately, Demetris Georghiou and Georgina Perceval Maxwell are being added as portfolio managers to the portfolio management team for this Fund

Therefore, effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Value Fund
Gerd Woort-Menker	11	$4,814,512	9	$6,310,861	3	$502,521
Demetris Georghiou*	3	1,470,067	5	293,496	1	261,794
Georgina Perceval Maxwell*	11	5,581,693	4	1,411,674	6	1,774,764

*	As of March 31, 2016.

SUP-SAI-IV-516

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Value Fund
Gerd Woort-Menker	0	$0	0	$0	0	$0
Demetris Georghiou*	0	0	0	0	0	0
Georgina Perceval Maxwell*	0	0	0	0	0	0

*	As of March 31, 2016.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Value Fund
Gerd Woort-Menker							X
Demetris Georghiou*	X
Georgina Perceval Maxwell*	X

*	As of March 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE